Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]	Own Funds Template (incl. RWA and capital ratios)
Reconciliation of Shareholders Equity to Regulatory Capital [text block table]
Reconciliation of shareholders’ equity to Own Funds
	CRR/CRD
in € m.	Dec 31, 2021	Dec 31, 2020 ³
Total shareholders’ equity per accounting balance sheet (IASB IFRS)	58,096	54,774
Difference between equity per IASB IFRS / EU IFRS[4]	(68)	12
Total shareholders’ equity per accounting balance sheet (EU IFRS)	58,027	54,786
Deconsolidation/Consolidation of entities	265	265
Of which:
Additional paid-in capital	0	0
Retained earnings	265	265
Accumulated other comprehensive income (loss), net of tax	0	0
Total shareholders' equity per regulatory balance sheet	58,292	55,050
Minority Interests (amount allowed in consolidated CET 1)	910	805
AT1 coupon and shareholder dividend deduction[1]	(987)	(242)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	58,215	55,613
Additional value adjustments	(1,812)	(1,430)
Other prudential filters (other than additional value adjustments)	(14)	(112)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(4,897)	(4,635)
Deferred tax assets that rely on future profitability	(1,617)	(1,428)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(991)	(772)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments[2]	(2,378)	(2,351)
Common Equity Tier 1 capital	46,506	44,885

[1]
Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[2] Includes capital deductions of € 1.1 billion (December 2020: € 0.9 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 2020: € 0.7 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.6 billion (December 2020: € 0.1 billion) negative amounts resulting from the calculation of expected loss amounts, € 17 million resulting from minimum value commitments as per Article 36 (1)(n) of the CRR which became effective 30 June 2021 and CET 1 increase of € 39 million (December 2020: € 54 million) from IFRS 9 transitional provision as per Article 473a of the CRR. Capital deductions of € 0.7 billion, based on regular ECB review, included at December 2020, have been released as of December 31, 2021.
[3] The Common Equity Tier 1 capital for December 31, 2020 has been updated to reflect a dividend payment of zero for the financial year 2020.
[4] Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020.